ORGANIZATION AND BUSINESS BACKGROUND (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jul. 31, 2017	Jun. 30, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description	In November 2015, CECL was established in Doha, Qatar, by CCPL, a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively.
Percentage Of Variable ReturnsLoss attributable to CCPL	95.00%
Subsidiaries [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due to Affiliate, Current	$ 299		$ 127
Due from Affiliate, Current	$ 5,443		$ 1,629
Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Bond Corporation Pte Ltd [Member] | Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity Method Investment, Ownership Percentage		49.10%